Consolidated balance sheet - GBP (£) £ in Millions	Dec. 31, 2024	Dec. 31, 2023
Assets
Cash and balances at central banks	£ 92,994	£ 104,262
Trading assets	48,917	45,551
Derivatives	78,406	78,904
Settlement balances	2,085	7,231
Loans to banks - amortised cost	6,030	6,914
Loans to customers - amortised cost	400,326	381,433
Securities subject to repurchase agreements	13,555	8,764
Other financial assets excluding securities subject to repurchase agreements	49,688	42,338
Other financial assets	63,243	51,102
Intangible assets	7,588	7,614
Other assets	8,396	9,662
Total assets	707,985	692,673
Liabilities
Bank deposits	31,452	22,190
Customer deposits	433,490	431,377
Settlement balances	1,729	6,645
Trading liabilities	54,714	53,636
Derivatives	72,082	72,395
Other financial liabilities	61,087	55,089
Subordinated liabilities	6,136	5,714
Notes in circulation	3,316	3,237
Other liabilities	4,601	5,202
Total liabilities	668,607	655,485
Equity
Ordinary shareholders' interests	34,070	33,267
Other owners' interests	5,280	3,890
Owners' equity	39,350	37,157
Non-controlling interests	28	31
Total equity	39,378	37,188
Total liabilities and equity	£ 707,985	£ 692,673